INVENTORIES, NET	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventories, net, are detailed as follows:

	December 31,
	2022	2021
	(in thousands)
Merchandise	$825	$777
Raw materials and consumable supplies	21,537	32,876
Finished Goods	4,856	5,024
Inventory reserves	-	(1,114)
Total	$27,218	$37,563